Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
17. Subsequent Events
     In March 2011, the Company purchased 77.0 million ordinary shares (equivalent to 11.0 million American Depositary Shares (“ADS”), or approximately 19% of Mecox Lane’s issued and outstanding shares) (“Purchase Shares”) of Mecox Lane Limited (“Mecox Lane”) for an aggregate purchase price of $66.0 million, or $0.8571 per share, equivalent to $6.00 per ADS (“Mecox Transaction”). The Company has right to nominate one member to Mecox Lane’s board of directors. The Purchase Shares are subject to a one-year lock-up the closing date of the Mecox Transaction. The Company also has a two-year option from the closing date to purchase an additional 48.3 million ordinary shares (equivalent to 6.9 million ADS) of Mecox Lane with an exercise price of $1.1429 per share, equivalent to $8.00 per ADS.
     Subsequent to December 31, 2010, the Company issued approximately 3.7 million new common shares to settle conversion requests equivalent to $96.1 million in convertible bond at a conversion price of $25.79.
     The Company has performed an evaluation of subsequent events May 31, 2011, noting no other events or transactions requiring recognition or disclosure.